POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	$ 240	$ 355
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	163	277
Change in financial assumptions	(272)	(401)
Effect of experience adjustments	(4)	(30)
Remeasurement loss, recognized in other comprehensive income and equity	$ (113)	$ (154)